Non-cash Transactions	12 Months Ended
Dec. 31, 2022
Non-cash Transactions [Abstract]
Non-cash Transactions

	For the year ended December 31,
	2022	2021	2020

Non-cash investing activities
Property and equipment acquired through lease	8,097	15,016	79,031
MTM of financial investments	(107)	271	(278)